Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Expenses
Summary of income tax expenses

	Year Ended December 31,
	2015	2016	2017	2017
	(RMB)	(RMB)	(RMB)	($)
Current	44,706,746	19,481,789	58,912,481	9,016,020
Deferred	(1,755,197)	1,755,197	—	—

Income tax expenses	42,951,549	21,236,986	58,912,481	9,016,020

Schedule of reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before income tax expenses
	Year Ended December 31,
	2015	2016	2017
Statutory rate	25.00%	25.00%	25.00%
Expenses not deductible	—%	—%	—%

Effective tax rate	25.00%	25.00%	25.00%